CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS

5. CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS

Series A Convertible Promissory Notes:

During the year ended March 31, 2021, the Company issued $11,275,500 (face value) in two series of convertible promissory notes (the “Series A Notes”) sold under subscription agreements to accredited investors. The Series A Notes had a maturity date of one year from the final closing date of the offering and accrue interest at 12% per annum.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

For the first series of Series A Notes, commencing six months following the issuance date, and at any time thereafter (provided the holder has not received notice of the Company’s intent to prepay the note), at the sole election of the holder, any amount of the outstanding principal and accrued interest of this note (the “Outstanding Balance”) could be converted into that number of shares of common stock equal to: (i) the Outstanding Balance divided by (ii) a conversion price equal to 75% of the volume weighted average price of the common stock for the 5 trading days prior to the Conversion Date.

For the first series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.

For the second series of Series A Notes, the notes could be converted into shares of common stock, at the option of the holder, commencing six months from issuance, at a conversion price equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the five trading days prior to the conversion date.

For the second series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.

The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing.

The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes.

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was $6.36 per share.

Prior to January 8, 2021 (final closing date), the Company determined that the conversion and redemption features contained in those Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion and redemption features.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

For the Series A Notes, The Company recognized debt issuance costs of $2,301,854 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Series A Notes. The Company also recognized initial debt discount of $8,088,003 and accreted the interest over the remaining lives of those notes. The debt issuance costs were fully amortized by March 31, 2022.

On December 30, 2022, the Company exchanged $500,000 of Series A Notes along with outstanding interest accrual of $121,500 into a new convertible note with the same note holder. The new convertible note has principal of $621,500, stated interest rate of 12% per annum, as well as option to convert outstanding principal and accrued interest at the conversion price, calculated at 75% multiplied by the average of the three lowest closing prices during the previous ten trading days prior to the receipt of the conversion notice. The new convertible note matured on December 30, 2023.

During the year ended March 31, 2025, all of the Series A notes had been converted into common shares, with the exception of notes held by two investors, with a remaining face value of $821,000.

During the year ended March 31, 2025, the Company recognized discount amortization of $nil (2024: $49,393) as accretion and amortization expense. As of March 31, 2024, the discount on Series A convertible notes was fully amortized.

As of March 31, 2025, and March 31, 2024, the Company recorded $272,342 and $173,762, respectively, of interest accruals for the Series A Notes.

During the years ended March 31, 2025, and March 31, 2024, the Company recognized interest expense of $98,580 and $98,850, respectively.

During the three and six months ended September 30, 2025, and September 30, 2024, the Company recognized discount amortization of $nil and $nil as accretion and amortization expense. As of September 30, 2025, the discount on Series A convertible notes was fully amortized.

As of September 30, 2025, and March 31, 2025, the Company recorded $321,767 and $272,342, respectively, of interest accruals for the Series A Notes.

During the three and six months ended September 30, 2025, the Company recognized interest expense of $24,848 and $49,425, respectively, on Series A convertible notes. During the three and six months ended September 30, 2024, the Company recognized interest expense of $24,848 and $49,425, respectively, on Series A convertible notes.

Series B Convertible Notes

During the year ended March 31, 2021, the Company also issued $1,312,500 (face value) of convertible promissory notes (“Series B Notes”) to various accredited investors.

Commencing six months following the issuance date, and at any time thereafter, subject to the Company’s conversion buyout clause, at the election of the holder, any amount of the outstanding principal and accrued interest of the note (the “outstanding balance”) could be converted into that number of shares of common stock equal to: (i) the outstanding balance divided by (ii) the conversion price equal to seventy-five percent (75%) multiplied by the average of the three (3) lowest closing prices during the previous ten (10) trading days prior to the receipt of the conversion notice.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The Series B Notes would automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company issued warrants that accompanied the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is $6.36 per share for 100,000 warrants and $9.00 per share for 35,417 warrants.

Net proceeds to the Company from convertible note issuances to March 31, 2021 amounted to $1,240,000 after the original issuance discount as well as payment of the financing related fees. The Company determined that the conversion and redemption features contained in the Series B Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liability associated with the embedded conversion and redemption features.

The Company recognized debt issuance costs of $10,000 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Series B Notes. The Company recognized initial debt discount of $1,312,500 and accreted the interest over the remaining lives of those notes. The debt issuance costs were fully amortized by March 31, 2022.

During the year ended March 31, 2022, $472,500 (face value) of Series B Notes were converted into 34,586 common shares. As at March 31, 2022, $840,000 of Series B Notes remained unconverted and outstanding, which was equal to the face value of the relevant convertible notes.

During the year ended March 31, 2023, $555,600 (face value) of Series B Notes were converted into 126,833 common shares (Note 9 d).

During the year ended March 31, 2023, $126,680 (face value) of Series B Notes were redeemed by cash payment of $145,682. The redemption price was determined in accordance with the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note, was $24,408, and was recognized as a gain upon convertible note repayment.

During the year ended March 31, 2024, the Company redeemed $135,710 of Series B Notes, through a cash payment of $162,851. A gain on redemption $18,540 was recognized as a result of this redemption, representing the difference between the cash payment and the face value of Series B Notes redeemed net of the related derivative liabilities ($45,681 for the year ended March 31, 2024).

During the year ended March 31, 2025, the Company redeemed $22,009 of Series B Notes, through a cash payment of $25,342. A gain on redemption $8,320 was recognized as a result of this redemption, representing the difference between the cash payment and the face value of Series B Notes redeemed net of the related derivative liabilities ($8,320 for the year ended March 31, 2025).

As of September 30, 2025, there were no Series B Notes outstanding

As of September 30, 2025, and March 31, 2025, the Company recorded accrued interest of $88,881 and $88,881, respectively, related to the Series B Notes.

During the three and six months ended September 30, 2025, the Company recognized interest expense of $nil and $nil, respectively. During the three and six months ended September 30, 2024, the Company recognized interest expense of $59 and $279, respectively.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Series C Convertible Notes

The Company has issued Series C Notes in total of $1,812,700 (face value) by March 31, 2024, with net proceeds of $1,100,430 after payment of the relevant financing related fees.

The Series C Notes were sold under subscription agreements to accredited investors. The Series C Notes had a maturity date of one year from the final closing date of the offering and accrue interest at 15% per annum.

Commencing six months following the issuance date of the Series C Notes, at the election of the holder, any amount of the outstanding principal and accrued interest could be converted into that number of shares of common stock equal to: the conversion amount divided by the “Optional Conversion Price”, which is defined as lower of (i) seventy-five percent (75%) of the VWAP for the five (5) trading days prior to the conversion date, or (ii) eighty percent (80%) of the gross sale price per share of common stock (or conversion or exercise price per share of common stock of any common stock equivalents) sold in a Qualified Financing (as defined therein).

Upon a “Mandatory Conversion,” the Series C Notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive trading days (the “Measurement Period”) (A) the closing price of the common stock on the applicable trading market is at least $18.00 per share and (B) the dollar value of average daily trades of the common stock on the applicable trading market is at least $400,000 per trading day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the common stock on the applicable exchange on each of the ten (10) consecutive trading days following such closing is at least $400,000 per trading day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of common stock (or conversion or exercise price per share of common stock of any common stock equivalents) sold in a Qualified Financing.

The Company issued warrants that accompanied the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing.

The Company paid the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes.

The Company issued warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time of the final closing.

Prior to the final closing date (October 23, 2023), the Company determined that the conversion features contained in those notes, as well as the obligations to issue investor warrants and placement agent warrants represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion features, as well as the obligations related to investor warrant and placement agent warrant issuance. Subsequently, the exercise price of all warrants was determined to be $4.18 and $2.09, respectively, for the note holder and placement agent warrants, as of the final closing date October 23, 2023. Since the exercise price was no longer a variable, the Company concluded that the noteholder and placement agent warrants should no longer be accounted for as a derivative liability in accordance with ASC 815 guidelines related to equity indexation and classification. The derivative liabilities related to those warrants were therefore marked to market as of October 23, 2023 and then transferred to equity (collectively, “End of warrants derivative treatment”) of $1,278,786 (Note 8).

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

For the Series C Notes, the Company recognized debt issuance costs of $207,361 during the year ended March 31, 2024 and treated these as debt discounts. The Company also recognized additional debt discount of $1,005,829 in connection with the recognition of derivative liabilities for the conversion features, investor warrants and placement agent warrants. The debt discounts are recorded as a contra liability against the convertible note and are amortized and recognized as accretion expenses using the effective interest method over the remaining lives of the notes.

During the three and six months ended September 30, 2025, the Company recognized discount amortization of $nil and $nil, respectively, on Series C Notes as accretion and amortization expense. As of September 30, 2025, and March 31, 2025, the remaining unamortized discount on Series C convertible notes was $nil.

During the three and six months ended September 30, 2025, there were no conversions of convertible notes into common shares or shares to be issued. Accordingly, no debt settlements or related gains/losses upon conversion were recognized during the period.

During the six months ended September 30, 2025, convertible notes with a face value of $25,000 and accrued interest of $6,826, were redeemed for a cash payment of $31,826. The Company recorded a $8,433 gain on redemption related to the conversion, representing the difference between the value of the debt settled and the cash payment value.

As of September 30, 2025, and March 31, 2025, the Company recorded accrued interest of $52,167 and $53,188, respectively, related to the Series C Notes.

During the three and six months ended September 30, 2025, the Company had no interest expense, as prior period accruals were adjusted following the June 2025 debt redemption. During the three and six months ended September 30, 2023, the Company recognized interest expense of $15,004 and $47,747, respectively.

Convertible Preferred Notes

The Company entered into a convertible preferred note financing on September 25, 2023 and issued a convertible note (“Preferred Note”) in the principal amount of $1,000,000. The Preferred Note has a maturity date of the eighteen (18) month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen (18) month anniversary of the last closing date of the offering. The Preferred Note bears interest at a fixed rate of 12% which is payable in cash monthly.

The Company also issued a Preferred Note on October 25, 2023 in the principal amount of $250,000. The Preferred Note matures on the eighteen month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen month anniversary of the last closing date of the offering. The Preferred Note bears interest at a fixed rate of 12%, which is payable in cash quarterly.

The Company issued a further Preferred Note in January 2024 in the principal amount of $114,303. The Preferred Note matures on the twenty-four (24) month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the twenty-four month anniversary of the last closing date of the offering. The Preferred Note bears interest at a fixed rate of 8% which is payable in cash quarterly.

The Company also issued a Preferred Note on June 17, 2024, in the principal amount of $300,000. The Preferred Note matures on the eighteen (18) month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen month anniversary of the last closing date of the offering. The Preferred Note bears no interest.

During the year ended March 31, 2025, the Company issued $1,985,000 in unsecured convertible promissory notes to private investors; $100,000 of the notes mature on their six-month anniversary of issuance and bear interest of 20%; $710,000 of the notes mature on their twenty four-month anniversary of issuance and bear interest of 10%; and $1,175,000 of the notes mature on their eighteen-month anniversary of issuance and bear no interest; all of the notes have conversion features that require the mutual consent of the investor and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Other Convertible Notes.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

During the six months ended September 30, 2025, the Company issued $1,315,000 in unsecured convertible promissory notes to private investors; $65,000 of the notes mature on their nine-month anniversary of issuance and bear interest of 10%; $500,000 of the notes mature on their twenty four-month anniversary of issuance and bear interest of 12%; $650,000 of the notes mature on their twenty four-month anniversary of issuance and bear 10% interest and $100,000 of the notes mature on their twenty four-month anniversary of issuance and bear 10.5% interest. All of the notes have conversion features except for $200,000 notes, that require the mutual consent of the investor and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Other Convertible Notes. In addition, during the period, the Company repaid in full the $100,000 unsecured convertible promissory note issued in the prior fiscal year that matured on its six-month anniversary, including all accrued interest thereon.

In connection with the issuance of the notes, the Company incurred financing fees of $46,500, which were capitalized as deferred financing costs and are presented as a deduction from the related debt liability in the consolidated balance sheet in accordance with ASC 835-30 and ASC 470-10. These costs are being amortized on a straight-line basis over the term of the notes, approximating the effective-interest method. For the three and six months ended September 30, 2025, amortization totalled $3,639 and is included in accretion expense.

As of September 30, 2025, and March 31, 2025, the Company recorded accrued interest of $42,589 and $36,163, respectively, related to the Preferred Notes.

During the three and six months ended September 30, 2025, the Company recognized interest expense of $57,031 and $109,272, respectively. During the three and six months ended September 30, 2024, the Company recognized interest expense of $38,612 and $77,125, respectively.

Other Convertible Notes

On January 23, 2023, the Company issued $2,000,000 (face value) in a convertible preferred note to an accredited investor. The note matures 18 months from the issuance date. This note bears interest at a fixed charge of 10% of the face amount, in the form of stock with a strike price equal to the closing stock price on the note issuance date. Therefore, the Company issued 45,045 shares of common stock in lieu of interest on this convertible note. These shares were valued at $221,621 and were recognized as a deferred cost on the convertible note, recorded as a contra liability against the convertible note, and were amortized and recognized as accretion expense using the effective interest rate method over the remaining life of the note.

The conversion of the note is automatic upon a Qualified Financing (as defined therein), which is in the control of the Company, or at maturity of the notes, upon mutual agreement by the noteholder and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Notes.

As of September 30, 2025, and March 31, 2025, respectively, the discount on Other Convertible Notes was fully amortized.

Other Short-term loans and Promissory Notes

In December 2022, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs of $9,999. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 40 weeks. The Company was required to make weekly payments of $13,995 ($560,000 in the aggregate). As of September 30, 2025, and March 31, 2025, respectively, the principal was fully repaid and discount for this loan was fully amortized.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

In December 2022, the Company also entered into a short-term collateralized bridge loan agreement with a finance company that advanced gross proceeds of $800,000, prior to the deduction of issuance costs of $32,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of this second agreement is 40 weeks. The Company was required to make weekly payments of $29,556 ($13,999 for the first four weeks, and $1,120,000 in the aggregate). As of September 30, 2025, the principal was fully repaid and discount for this loan was fully amortized.

In December 2022, the Company entered into a promissory note agreement with an individual investor that resulted in gross proceeds of $600,000 (the “Principal Amount”). The note has a fixed rate of interest at 25% per annum payable monthly on the first day of every month. This promissory note matured on December 15, 2023, when the Principal Amount became due. The note has various default provisions which would, if triggered, result in the acceleration of the Principal Amount plus any accrued and unpaid interest. The note also has a 3% early payment penalty provision. As of September 30, 2025, and March 31, 2025 the amount of principal outstanding on the note was $600,000, and accrued interest outstanding on the note was $12,928 and $12,723, respectively. The note continues to accrue interest, and no repayment demand notification was received from noteholder. During the three and six months ended September 30, 2025, the Company recorded interest expense of $37,808 and $75,206, respectively, related to the promissory note. During the three and six months ended September 30, 2024, the Company recorded interest expense of $37,808 and $75,206, respectively, related to the promissory note.

On December 30, 2022, the Company extinguished 51,101 warrants that were originally issued to Series A Convertible Noteholders and replaced these warrants with a new promissory note issued to the same warrant holder. The new promissory note has principal balance of $270,000, stated interest of zero, and maturity date of December 31, 2023. The fair value of this new promissory note was $248,479 as of the issuance date, which was calculated using a discount rate that was comparable to other loan issuance at the same time as well as the market bond rates at the time of the promissory note issuance. The difference between the fair value of the new note and its principal balance was $21,521, and was recognized as a discount, and amortized via effective interest rate method. The Company compared the fair value of the extinguished warrants immediately prior to extinguishment against the fair value of the new promissory note issued. During the year ended March 31, 2025, the obligation to repay the principal balance at the original maturity date was waived for a finance charge of $50,000, which the Company recorded as interest expense in the statement of operations. As of September 30, 2025, and March 31, 2025, the amount of principal outstanding on the note was $270,000, and the remaining unamortized discount was $nil. During the three and six months ended September 30, 2025, the Company recognized no amortization of discount on this promissory note. During the three and six months ended September 30, 2024, the Company also recognized no amortization of discount, presented as accretion and amortization expense. As of September 30, 2025, and March 31, 2025, the Company recorded accrued interest of $50,000 related to this promissory note.

On March 29, 2023, the Company entered into an additional collateralized bridge loan agreement with a finance company that advanced gross proceeds of $300,000, prior to the deduction of issuance costs of $12,000. The issuance costs were recognized as a debt discount and would be amortized via the effective interest method. The term of this agreement is 40 weeks. The Company is required to make weekly payments of $5,250 for the first four weeks, and $11,083 for the remaining 36 weeks, which is $420,000 in aggregate. On July 18, 2023, the Company entered into an amendment with the finance company and increased total proceeds to $700,000. The proceeds from the amended loan balance were netted against previously outstanding balance of the loan, along with an issuance cost of $28,000. The term of this new loan agreement is 40 weeks. The Company is required to make weekly payments of $24,500, which is $980,000 in aggregate. The Company accounted for this amendment as a debt extinguishment and recognized a loss on the amendment of $59,161 in other expenses. The issuance costs on the amended loan were recognized as a debt discount and would be amortized via the effective interest method. During the three and six months ended September 30, 2025, there was no activity related to the collateralized bridge loan agreement entered into in the prior fiscal year, as the loan was fully repaid during the year ended March 31, 2025. During the three and six months ended September 30, 2024, the Company recognized amortization of discount of $nil and $2,800, respectively, and accretion expense of $nil and $4,152, respectively, related to the increase in present value of the loan over its term. During the three and six months ended September 30, 2024, net repayments for the loan amounted to $44,500 and $191,500, respectively.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

In June 2023, the Company entered into a secured revolving account purchase credit and inventory financing facility (the “Revolving Facility”) with a revolving loan lender, pursuant to which the lender may from time to time purchase certain discrete account receivables from the Company (with full recourse) or may make loans and provide other financial accommodations, the payment of which are guaranteed and secured by certain assets of the Company. In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1.2 million in financing, and expects to receive the remaining balance as part of normal collection activities. The inventory financing provided by this facility was limited to the lower of $0.3 million, or a 40% maximum of inventory balances. The Revolving Facility was accounted for as a secured borrowing. As of September 30, 2025, and March 31, 2025 the Company had drawn $1,708,895 and $1,541,797, respectively, in accounts receivable financing and $138,000 and $158,000, respectively, in inventory financing with aggregate principal outstanding of $1,846,895 and $1,699,797, respectively. During the three and six months ended September 30, 2025, the Company recognized interest expense of $118,075 and $241,994, respectively. During the three and six months ended September 30, 2024, the Company recognized interest expense of $102,485 and $207,718, respectively. As of September 30, 2025, and March 31, 2025 the Company recorded accrued interest of $31,328 and $28,052 related to the Revolving Facility.

On July 13, 2023, the Company entered into another short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs of $24,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 14 weeks. The Company is required to make weekly payments of $38,705 ($540,000 in the aggregate). As of September 30, 2025, and March 31, 2025, the principal was fully repaid and discount for this loan was fully amortized. No repayments were made during the six months ended September 30, 2025.

On August 11, 2023, the Company issued two short term promissory notes (“August 2023 Notes”), each for a principal amount of $250,000, to one investor for aggregate gross proceeds of $500,000. The August 2023 Notes do not accrue formal interest, but do contain administrative fees in the aggregate of $75,000. One of the notes matured three months from the issuance date upon which the principal amount of $250,000 and an administrative fee of $25,000 was due. The second note matured six months from the issuance date upon which the principal amount of $250,000 and an administrative fee of $50,000 was due. The administrative fees were accrued as interest expenses for the period of the loans outstanding. As of September 30, 2025, no principal or accrued interest was outstanding on the August 2023 Notes, as the notes were fully repaid during the prior fiscal year. No repayments or related expenses were recognized in the six months ended September 30, 2025.

On December 8, 2023, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $630,000, prior to the deduction of issuance costs of $15,750. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 44 weeks. The Company was required to make weekly payments of $19,195 ($844,200 in the aggregate). As of September 30, 2025 and March 31, 2025, the amount of principal outstanding under this amended agreement was $nil, and the remaining unamortized issuance cost discount was also $nil.

During February 2024, the Company entered into a promissory note agreement with an individual investor that resulted in gross proceeds of $660,504 (the “Principal Amount”). The note has a fixed rate of interest at 12% per annum on the principal amount, payable monthly. During September 2025, the company raised an additional $291,437 on similar terms as before. In connection with the September 2025 funding, the Company incurred financing fees of $31,080, which were capitalized as deferred financing costs and are presented as a deduction from the related debt liability in the consolidated balance sheet in accordance with ASC 835-30 and ASC 470-10. These costs are being amortized on a straight-line basis over the term of the note, approximating the effective-interest method. For the three and six months ended September 30, 2025, amortization of the deferred financing costs totalled $1,757 and is included in accretion expense.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

As of September 30, 2025, and March 31, 2025, the amount of principal outstanding on the note was $952,370 and $660,932. As of September 30, 2025, and March 31, 2025, accrued interest outstanding on the note was $126,220 and $86,455 respectively. The note, including the additional amount raised in September 2025 continues to accrue interest, and no repayment demand notification was received from noteholder. During the three and six months ended September 30, 2025, the Company recognized interest expense of $26,510 and $39,765 related to the promissory note. During the three and six months ended September 30, 2024, the Company recognized interest expense of $19,991 and $39,765, respectively, related to the promissory note.

During the three months ended September 30, 2025, the Company entered into a financing arrangement with an individual investor, under which it received proceeds of $250,000 at annual interest of 15%, payable monthly. The Company incurred financing fees of $25,000 in connection with the arrangement, which were capitalized as deferred financing costs and are presented as a direct deduction from the carrying amount of the related debt liability in the consolidated balance sheet, in accordance with ASC 835-30 and ASC 470-10. The deferred financing costs are being amortized on a straight-line basis over the term of the unsecured bullet loan. For the three and six months ended September 30, 2025, amortization of the deferred financing costs totalled $6,250 and is included in accretion expense. As of September 30, 2025, the principal outstanding was $250,000, and accrued interest totalled $3,125.

5. CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS

Series A Convertible Promissory Notes:

During the year ended March 31, 2021, the Company issued $11,275,500 (face value) in two series of convertible promissory notes (the “Series A Notes”) sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 12% per annum.

For the first series of Series A Notes, commencing six months following the Issuance Date, and at any time thereafter (provided the Holder has not received notice of the Company’s intent to prepay the note), at the sole election of the Holder, any amount of the outstanding principal and accrued interest of this note (the “Outstanding Balance”) could be converted into that number of shares of Common Stock equal to: (i) the Outstanding Balance divided by (ii) 75% of the volume weighted average price of the Common Stock for the 5 trading days prior to the Conversion Date (the conversion price).

For the first series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.

For the second series of Series A Notes, the notes could be converted into shares of common stock, at the option of the holder, commencing six months from issuance, at a conversion price equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the five trading days prior to the conversion date.

For the second series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing.

The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes.

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $6.36 per share.

Prior to January 8, 2021 (final closing date), the Company determined that the conversion and redemption features contained in those Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion and redemption features.

For the Series A Notes, The Company recognized debt issuance costs in the amount of $2,301,854 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Notes. The Company also recognized initial debt discount in the amount of $8,088,003 and accreted the interest over the remaining lives of those Notes. The debt issuance costs were fully amortized by March 31, 2022.

On December 30, 2022, the Company exchanged $500,000 of Series A Notes along with its outstanding interest accrual of $121,500 into a new convertible note with the same note holder. The new convertible note has principal of $621,500, stated interest rate of 12% per annum, as well as option to convert outstanding principal and accrued interest at the conversion price, calculated at 75% multiplied by the average of the three lowest closing prices during the previous ten trading days prior to the receipt of the conversion notice. The new convertible note matured on December 30, 2023.

During the year ended March 31 2025,, all of the Series A notes had been converted into common shares, with the exception of notes held by two investors, with a remaining face value in the amount of $821,000.

During the year ended March 31, 2025, the Company recognized discount amortization of $nil (2024: $49,393) as accretion and amortization expense. As of March 31, 2024, the discount on Series A convertible notes was fully amortized.

As of March 31, 2025, and March 31, 2024, the Company recorded $272,342 and $173,762, respectively, of interest accruals for the Series A Notes.

During the years ended March 31, 2025, and March 31, 2024, the Company recognized interest expense in the amount of $98,580 and $98,850, respectively.

Series B Convertible Notes

During the year ended March 31, 2021, the Company also issued $1,312,500 (face value) of convertible promissory notes (“Series B Notes”) to various accredited investors.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Commencing six months following the issuance date, and at any time thereafter, subject to the Company’s Conversion Buyout clause, at the sole election of the holder, any amount of the outstanding principal and accrued interest of the note (the “outstanding balance”) could be converted into that number of shares of Common Stock equal to: (i) the outstanding balance divided by (ii) the Conversion Price. Partial conversions of the note shall have the effect of lowering the outstanding principal amount of the note. The holder may exercise such conversion right by providing written notice to the Company of such exercise in a form reasonably acceptable to the Company (a “conversion notice”). Conversion price means (subject in all cases to proportionate adjustment for stock splits, stock dividends, and similar transactions), seventy-five percent (75%) multiplied by the average of the three (3) lowest closing prices during the previous ten (10) trading days prior to the receipt of the conversion notice.

The Series B Notes will automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company is obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is $6.36 per share for 100,000 warrant shares and $9.0 per share for 35,417 warrant shares.

Net proceeds to the Company from convertible note issuances to March 31, 2021 amounted to $1,240,000 after the original issuance discount as well as payment of the financing related fees. The Company determined that the conversion and redemption features contained in the Series B Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liability associated with the embedded conversion and redemption features.

The Company recognized debt issuance costs in the amount of $10,000 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Series B Notes. The Company recognized initial debt discount in the amount of $1,312,500 and accreted the interest over the remaining lives of those notes. The debt issuance costs were fully amortized by March 31, 2022.

During the year ended March 31, 2022, $472,500 (face value) of Series B Notes were converted into 34,586 common shares. As at March 31, 2022, $840,000 of Series B Notes remained unconverted and outstanding, which was equal to the face value of the relevant convertible notes.

During the year ended March 31, 2023, $555,600 (face value) of Series B Notes were converted into 126,833 common shares (Note 9 d).

During the year ended March 31, 2023, $126,680 (face value) of Series B Notes were redeemed by cash payment of $145,682. The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note, was $24,408, and was recognized as a gain upon convertible note repayment.

During the year ended March 31, 2025, the Company redeemed $22,009 of Series B Notes, through a cash payment of $25,342. A gain on redemption $8,320 was recognized as a result of this redemption, representing the difference between the cash payment and the face value of Series B Notes redeemed net of the related derivative liabilities ($8,320 for the year ended March 31, 2025).

During the year ended March 31, 2024, the Company redeemed $135,710 of Series B Notes, through a cash payment of $162,851. A gain on redemption $18,540 was recognized as a result of this redemption, representing the difference between the cash payment and the face value of Series B Notes redeemed net of the related derivative liabilities ($45,681 for the year ended March 31, 2024).

As of March 31, 2025, there were no Series B Notes outstanding.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

As of March 31, 2025, and March 31, 2024, the Company recorded accrued interest in the amount of $88,881 and $88,602, respectively, related to the Series B Notes.

During the years ended March 31, 2025, and March 31, 2024, the Company recognized interest expense in the amount of $279 and $3,739, respectively.

Series C Convertible Notes

The Company has issued Series C Notes of $1,812,700 (face value) by March 31, 2024, with net proceeds of $1,100,430 after payment of the relevant financing related fees.

The Series C Notes were sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 15% per annum.

For Series C Notes, commencing six months following the Issuance Date, and at any time thereafter, at the sole election of the Holder, any amount of the outstanding principal and accrued interest of this note (the “Conversion Amount”) could be converted into that number of shares of Common Stock equal to: the Conversion Amount divided by the “Optional Conversion Price”, which is defined as lower of (i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing (as defined in the Series C note agreements).

For Series C Notes, “Mandatory Conversion” of the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $18.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.

The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing.

The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes.

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Prior to the final closing date (October 23, 2023), the Company determined that the conversion features contained in those Note, as well as the obligations to issue investor warrants and placement agent warrants represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion features, as well as the obligations related to investor warrant and placement agent warrant issuance. Subsequently, the exercise price of all warrants was concluded and locked to $4.18 and $2.09, respectively, for the note holder and placement agent warrants, as of the final closing date October 23, 2023. Since the exercise price was no longer a variable, the Company concluded that the noteholder and placement agent warrants should no longer be accounted for as a derivative liability in accordance with ASC 815 guidelines related to equity indexation and classification. The derivative liabilities related to those warrants were therefore marked to market as of October 23, 2023 and then transferred to equity (collectively, “End of warrants derivative treatment”) in the amount of $1,278,786 (Note 8).

For the Series C Notes, the Company recognized debt issuance costs of $207,361 during the year ended March 31, 2024 and treated these as debt discounts. The Company also recognized additional debt discount in the amount of $1,005,829 in connection with the recognition of derivative liabilities for the conversion features, investor warrants and placement agent warrants. The debt discounts are recorded as a contra liability against the convertible note and are amortized and recognized as accretion expenses using the effective interest method over the remaining lives of the Notes.

During the year ended March 31, 2025, and March 31, 2024 the Company recognized discount amortization of $1,267,668 and $693,518, respectively, on Series C Notes as accretion and amortization expense. As of March 31, 2025 and March 31, 2024, the remaining unamortized discount on Series C convertible notes was $ nil and $1,232,274, respectively.

During the year ended March 31, 2025, convertible notes with a face value of $1,487,700 and accrued interest of $237,230, were converted into 2,173,089 common shares. As of March 31, 2025, 577,644 shares are recognized as an obligation for shares to be issued relating to the conversions. The fair value of common shares issued during the year ended March 31, 2025 is $2,431,178, and is determined based on market price upon conversion. Total value of debt settled is in the amount of $ 2,234,232, which consisted of the face value of notes converted, accrued interest of $237,230, and relevant derivative liability of $509,303. The Company recognized a loss upon conversion of $196,945, respectively, representing the difference between the value of debt settled and fair value of shares issued and to be issued.

During the year ended March 31, 2025, convertible notes with a face value of $150,000 and accrued interest of $34,864, were redeemed for a cash payment of $184,864. The Company recorded a $nil gain on redemption related to the conversion, representing the difference between the value of the debt settled and the cash payment value.

As of March 31, 2025, and March 31, 2024, the Company recorded accrued interest in the amount of $53,188 and $253,643, respectively, related to the Series C Notes.

During the years ended March 31, 2025, and March 31, 2024, the Company recognized interest expense in the amounts of $70,712 and $251,045, respectively.

Convertible Preferred Notes

The Company entered into a convertible preferred note financing on September 25, 2023 and issued a convertible note (“Preferred Note”) for a principal amount of $1,000,000. The Preferred Note matures on the eighteen (18) month anniversary of the issuance date, or if there be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen (18) month anniversary of the last closing date of the offering (the “Maturity Date”). The Preferred Note bears interest at a fixed rate of 12% which is payable in cash monthly.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The Company also issued a Preferred Note on October 25, 2023 in the principal amount of $250,000. The Preferred Note matures on the eighteen month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen month anniversary of the last closing date of the offering. The Preferred Note bears interest at a fixed rate of 12%, which is payable in cash quarterly.

The Company issued a further Preferred Note in January 2024 for a principal amount of $114,303. The Preferred Note matures on the twenty-four (24) month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the twenty-four month anniversary of the last closing date of the offering. The Preferred Note bears interest at a fixed rate of 8% which is payable in cash quarterly.

The Company also issued a Preferred Note on June 17, 2024, for a principal amount of $300,000. The Preferred Note matures on the eighteen (18) month anniversary of the issuance date, or if there will be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen month anniversary of the last closing date of the offering (the “Maturity Date”). The Preferred Note bears interest at a fixed rate of 12% which is payable in cash quarterly.

During the year ended March 31, 2025, the Company issued $1,985,000 in unsecured convertible promissory notes to private investors; $100,000 of the notes mature on their six-month anniversary of issuance and bear interest of 20%; $710,000 of the notes mature on their twenty four-month anniversary of issuance and bear interest of 10%; and $1,175,000 of the notes mature on their eighteen-month anniversary of issuance and bear not interest; all of the notes have conversion features that require the mutual consent of the investor and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Other Convertible Notes.

As of March 31, 2025 and March 31, 2024, the Company recorded accrued interest in the amount of $36,163 and $4,103, respectively, related to the Preferred Notes.

During the year ended March 31, 2025, the Company recognized interest expense in the amount of $180,888 (2024: $74,851).

Other Convertible Notes

On January 23, 2023, the Company issued $2,000,000 (face value) in convertible preferred notes (“the Notes”) to an accredited investor. The Notes mature 18 months from the issuance date. This note bears interest rate at a fixed rate of 10% in the form of stock with a striker price equal to the closing stock price on the note issuance date. Therefore, the Company issued 45,045 units of common stock in lieu of interest on this convertible note. These stocks were valued at $221,621 and was recognized as a deferred cost on the convertible note, recorded as a contra liability against the convertible note, and was amortized and recognized as accretion expense using the effective interest rate method over the remaining lives of the Notes.

The conversion of the Notes is automatic upon a Qualified Financing which is in the control of the Company, or at maturity of the notes, upon mutual agreement by the noteholder and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Notes.

As of March 31, 2024, the discount on Other Convertible Notes was fully amortized. As of March 31, 2023, the remaining unamortized discount on Other Convertible Notes was $186,404.

During the year ended March 31, 2025, and March 31, 2024 the Company recognized discount amortization of $nil and $186,404, respectively, on the Notes as accretion and amortization expense.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Other Short-term loans and Promissory Notes

In December 2022, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs in the amount of $9,999. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 40 weeks. The Company is required to make weekly payments of $13,995 ($560,000 in the aggregate). As of March 31, 2024, the principal was fully repaid and discount for this loan was fully amortized. The discount amortization during the years ended March 31, 2025, and March 31, 2024 was $nil and $6,142, respectively, and was recognized as part of the accretion and amortization expenses. In addition, the Company recognized $nil and $66,213 accretion expenses, during the years ended March 31, 2025, and March 31, 2024, respectively, related to the increase in present value of the loan over its term. For the year ended March 31, 2025, total repayments for the loan amounted to $nil.

In December 2022, the Company also entered into a short-term collateralized bridge loan agreement with a finance company that advanced gross proceeds of $800,000, prior to the deduction of issuance costs in the amount of $32,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of this second agreement is 40 weeks. The Company is required to make weekly payments of $29,556 ($13,999 for the first four weeks, and $1,120,000 in the aggregate). As of March 31, 2024, the principal was fully repaid and discount for this loan was fully amortized. The discount amortization during years ended March 31, 2025, and March 31, 2024, was $nil and $20,800, respectively, which was recognized as part of the accretion and amortization expenses. In addition, the Company recognized $nil and $148,027 accretion expenses, during the years ended March 31, 2025, and March 31, 2024, respectively, related to the increase in present value of the loan over its term. As of March 31, 2025, total repayments for the loan amounted to $nil.

In December 2022, the Company entered into a promissory note agreement with an individual investor that resulted in gross proceeds of $600,000 (the “Principal Amount”). The note has a fixed rate of interest at 25% per annum payable monthly on the first day of every month. This promissory note matured on December 15, 2023, when the Principal Amount became due. The note has various default provisions which would, if triggered, result in the acceleration of the Principal Amount plus any accrued and unpaid interest. The note also has a 3% early payment penalty provision. As of March 31, 2025, and March 31, 2024, the amount of principal outstanding on the note was $600,000, and accrued interest outstanding on the note was $12,723 and $12,723, respectively. The note continues to accrue interest, and no repayment demand notification was received from noteholder. During the years ended March 31, 2025, and March 21, 2024, the Company recorded interest expense in the amount of $150,000 and $150,411, respectively, related to the promissory note.

On December 30, 2022, the Company extinguished 51,101 warrants that were originally issued to Series A Convertible Noteholders and replaced these warrants with a new promissory note issued to the same warrant holder. The new promissory note has principal balance of $270,000, stated interest of zero, and maturity date of December 31, 2023. The fair value of this new promissory note was $248,479 as of the issuance date, which was calculated using a discount rate that was comparable to other loan issuance at the same time as well as the market bond rates at the time of the promissory note issuance. The difference between the fair value of the new note and its principal balance was $21,521, and was recognized as a discount, and amortized via effective interest rate method. The Company compared the fair value of the extinguished warrants immediately prior to extinguishment against the fair value of the new promissory note issued. As of March 31, 2025, the obligation to repay the principal balance at the original maturity date was waived for a finance charge of $50,000, which the Company recorded as interest expense in the in the statement of operations. As of March 31, 2025, the amount of principal outstanding on the note was $270,000, and the remaining unamortized discount was $nil. During years ended March 31, 2025, and March 31, 2024, the Company recognized amortization of discount on this promissory note in the amounts of $nil and $7,304, respectively, as accretion and amortization expenses. As of March 31, 2025, the Company recorded accrued interest in the amount of $50,000 related to this promissory note.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

On March 29, 2023, the Company entered into an additional collateralized bridge loan agreement with a finance company that advanced gross proceeds of $300,000, prior to the deduction of issuance costs in the amount of $12,000. The issuance costs were recognized as a debt discount and would be amortized via the effective interest method. The term of this agreement is 40 weeks. The Company is required to make weekly payments of $5,250 for the first four weeks, and $11,083 for the remaining 36 weeks, which is $420,000 in aggregate. On July 18, 2023, the Company entered into an amendment with the finance company and increased total proceeds borrowed to $700,000. The proceeds from the amended loan balance were netted against previously outstanding balance of the loan, along with an issuance cost in the amount of $28,000. The term of this new loan agreement is 40 weeks. The Company is required to make weekly payments of $24,500, which is $980,000 in aggregate. The Company accounted for this amendment as a debt extinguishment and recognized a loss on the amendment of $59,161 in other expenses. The issuance costs on the amended loan were (Expressed in US Dollars) recognized as a debt discount and would be amortized via the effective interest method. As of March 31, 2025, the amount of principal outstanding under this amended agreement was $nil and the remaining unamortized issuance cost discount was $nil. During the year ended March 31, 2025, the Company recognized $2,800 of amortization of discount as accretion and amortization expenses. In addition, the Company recognized $4,152 accretion expenses, during the year ended March 31, 2025, related to the increase in present value of the loan over its term. During the year ended, net repayments for the loan amounted to $191,500.

In June 2023, the Company entered into a secured revolving account purchase credit and inventory financing facility (the “Revolving Facility”) with a revolving loan lender, pursuant to which the lender may from time to time purchase certain discrete account receivables from the Company (with full recourse) or may make loans and provide other financial accommodations, the payment of which are guaranteed and secured by certain assets of the Company. In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1.2 million in financing, and expects to receive the remaining balance as part of normal collection activities. The inventory financing provided by this facility was limited to the lower of $0.3 million, or a 40% maximum of inventory balances. The Revolving Facility was accounted for as a secured borrowing. As of March 31, 2025, the Company had drawn $1,541,797 (2024: $1,286,792) in accounts receivable financing and $158,000 (2024: $125,000)   in   inventory financing with aggregate principal outstanding of $1,699,797 (2024: $1,411,792). During the year ended March 31, 2025, the Company recognized interest expense in the amount of $431,356 (2024: $263,696) As of March 31, 2025, the Company recorded accrued interest in the amount of $28,052 (2024: $23,879) related to the Revolving Facility.

On July 13, 2023, the Company entered into another short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs in the amount of $24,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 14 weeks. The Company is required to make weekly payments of $38,705 ($540,000 in the aggregate). As of March 31, 2025, the principal was fully repaid and discount for this loan was fully amortized. No repayments were made during the year ended March 31, 2025.

On August 11, 2023, the Company issued two short term promissory notes (“August 2023 Notes”), each for a principal amount of $250,000, to one investor for aggregate gross proceeds of $500,000. The August 2023 Notes do not accrue formal interest, but do contain administrative fees in the aggregate of $75,000. One of the notes matures three months from the issuance date upon which the principal amount of $250,000 and an administrative fee of $25,000 is due. The second note matures six months from the issuance date upon which the principal amount of $250,000 and an administrative fee of $50,000 is due. The administrative fees were accrued as interest expenses for the period of the loans outstanding. As of March 31, 2025, the amount of principal outstanding on the note was $72,500, and accrued interest outstanding on the note was $75,000.

On December 8, 2023, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $630,000, prior to the deduction of issuance costs in the amount of $15,750. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 44 weeks. The Company is required to make weekly payments of $19,195 ($844,200 in the aggregate). As of March 31, 2025, the amount of principal outstanding under this short-term bridge loan agreement was $nil and the remaining unamortized issuance cost discount was $nil. During the year ended March 31, 2025 the Company recognized $10,023 (2024: $5,727) of amortization of discount as accretion and amortization expenses. In addition, the Company recognized $93,895 (2024: $120,305) accretion expenses during year ended March 31, 2025, related to the increase in present value of the loan over its term. As of March 31, 2025, total repayments for the loan amounted to $570,425.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

During February 2024, the Company entered into a promissory note agreement with an individual investor that resulted in gross proceeds of $660,504 (the “Principal Amount”). The note has a fixed rate of interest at 12% per annum on the principle amount, payable monthly. As of March 31, 2025, the amount of principal outstanding on the note was $660,932, and accrued interest outstanding on the note was $86,455 (2024: $7,101). The note continues to accrue interest, and no repayment demand notification was received from note holder. During the year ended March 31, 2025, the Company recognized interest expense in the amount of $79,312 (2024: $7,131) related to the promissory note.

On February 2, 2024, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $700,000, prior to the deduction of issuance costs in the amount of $35,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 35 weeks. The Company is required to make weekly payments of $29,235 ($1,008,000 in the aggregate). As of March 31, 2025, the amount of principal outstanding under this agreement was $nil and the remaining unamortized issuance cost discount was $nil. During the year ended March 31, 2025, the Company recognized $26,879 (2024: $8,121) of amortization of discount as accretion and amortization expenses. In addition, the Company recognized $193,015 (2024: $114,985) accretion expenses during year ended March 31, 2025, related to the increase in present value of the loan over its term. As of March 31, 2025, total repayments for the loan amounted to $745,305.